Legal Reserve and Retained Earnings - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Line Items]
Percentage of legal reserve appropriated from distributions from retained earnings paid by Canon Inc. and its subsidiaries	10.00%
Appropriations not required if percentage of additional paid in capital and legal reserve equals specific percentage of respective stated capital	25.00%
Year end dividends approved by stockholders	¥ 80,695
Amount available for dividends under the Corporation Law of Japan	1,090,834
Retained earnings included Canon's equity in undistributed earinings of affiliated companies accounted for by the equity method	¥ 17,094